General information and significant accounting policies	6 Months Ended
Jun. 30, 2019
Corporate Information And Statement Of IFRS Compliance [Abstract]
General information and significant accounting policies
General information and significant accounting policies
Company
Scorpio Tankers Inc. and its subsidiaries (together “we”, “our” or the “Company”) are engaged in the seaborne transportation of refined petroleum products in the international shipping markets. Scorpio Tankers Inc. was incorporated in the Republic of the Marshall Islands on July 1, 2009. On April 6, 2010, we closed on our initial public offering, and our common stock currently trades on the New York Stock Exchange under the symbol STNG.
Our fleet as of June 30, 2019 consisted of 109 owned or finance leased product tankers (14 Handymax, 45 MR, 12 LR1 and 38 LR2) and 10 bareboat chartered-in product tankers (seven Handymax and three MR).
Our vessels are commercially managed by Scorpio Commercial Management S.A.M., or SCM, which is majority owned by the Lolli-Ghetti family of which Mr. Emanuele Lauro, our founder, Chairman and Chief Executive Officer, and Mr. Filippo Lauro, our Vice President, are members. SCM’s services include securing employment for the vessels in our fleet, in pools, in the spot market, and on time charters.
Our vessels are technically managed by Scorpio Ship Management S.A.M., or SSM, which is majority owned by the Lolli-Ghetti family. SSM facilitates vessel support such as crew, provisions, deck and engine stores, insurance, maintenance and repairs, and other services necessary to operate the vessels such as drydocks and vetting/inspection under a technical management agreement.
We also have an administrative services agreement with Scorpio Services Holding Limited, or SSH, which is majority owned by the Lolli-Ghetti family. The administrative services provided under this agreement primarily include accounting, legal compliance, financial, information technology services, and the provision of administrative staff and office space, which are contracted to subsidiaries of SSH. We pay our managers fees for these services and reimburse them for direct or indirect expenses that they incur in providing these services.
Basis of accounting
The unaudited condensed consolidated financial statements have been presented in United States dollars (“USD” or “$”), which is the functional currency of Scorpio Tankers Inc. and all of its subsidiaries.
The unaudited condensed consolidated financial statements for the six months ended June 30, 2019 have been prepared in accordance with International Accounting Standard, or IAS 34, Interim Financial Statements, as issued by the International Accounting Standards Board, or IASB, using the same accounting policies as adopted in the preparation of the consolidated financial statements for the year ended December 31, 2018. These unaudited condensed consolidated interim financial statements do not include all of the information required for full annual financial statements prepared in accordance with International Financial Reporting Standards or IFRS.
Reverse stock split
On January 18, 2019, the Company effected a one-for-ten reverse stock split. All share and per share information has been retroactively adjusted to reflect the reverse stock split. The par value was not adjusted as a result of the reverse stock split.
Going concern
The unaudited condensed consolidated financial statements have been prepared in accordance with the going concern basis of accounting as described further in the "Liquidity risk" section of Note 18.
Adoption of new and amended IFRS and International Financial Reporting Interpretations Committee interpretations from January 1, 2019
Standards and interpretations adopted during the six months ended June 30, 2018
IFRS 15 - Revenue from Contracts with Customers, was issued by the IASB on May 28, 2014. IFRS 15 - Revenue from Contracts with Customers amends the existing accounting standards for revenue recognition and is based on principles that govern the recognition of revenue at an amount an entity expects to be entitled when products or services are transferred to customers. IFRS 15 - Revenue from Contracts with Customers applies to an entity’s first annual IFRS financial statements for a period beginning on or after January 1, 2018. The standard may be applied retrospectively to each prior period presented or retrospectively with the cumulative effect recognized as of the date of adoption (the “modified retrospective method”).  We have applied the modified retrospective method upon the date of transition.
Our revenue is primarily generated from time charters, participation in pooling arrangements and in the spot market. Of these revenue streams, revenue generated in the spot market is within the scope of IFRS 15 - Revenue from Contracts with Customers. Revenue generated from time charters and from pooling arrangements are within the scope of IFRS 16, Leases, which is discussed further below.
For vessels operating in the spot market, we are recognizing revenue ‘over time’ as the customer (i.e. the charterer) is simultaneously receiving and consuming the benefits of the vessel. Under IFRS 15 - Revenue from Contracts with Customers, the time period over which revenue is recognized has changed from the previous accounting standard. Prior to the commencement of IFRS 15 - Revenue from Contracts with Customers, revenue from voyage charter agreements was recognized as voyage revenue on a pro-rata basis over the duration of the voyage on a discharge to discharge basis. In the application of this policy, we did not begin recognizing revenue until (i) the amount of revenue could be measured reliably, (ii) it was probable that the economic benefits associated with the transaction would flow to the entity, (iii) the transactions stage of completion at the balance sheet date could be measured reliably, and (iv) the costs incurred and the costs to complete the transaction could be measured reliably. However, under IFRS 15 - Revenue from Contracts with Customers, the performance obligation has been identified as the transportation of cargo from one point to another. Therefore, in a spot market voyage under IFRS 15 - Revenue from Contracts with Customers, revenue is now recognized on a pro-rata basis commencing on the date that the cargo is loaded and concluding on the date of discharge. Moreover, costs incurred in the fulfillment of a voyage charter are deferred and amortized over the course of the charter if they (i) relate directly to such charter, (ii) generate or enhance resources to be used in meeting obligations under the charter and (iii) are expected to be recovered.
At December 31, 2017, we had two vessels operating in the spot market and the cumulative effect of the application of this standard under the modified retrospective method resulted in a $3,888 reduction in the opening balance of accumulated deficit on January 1, 2018.
Standards and interpretations adopted during the six months ended June 30, 2019
IFRS 16 - Leases, was issued by the IASB on January 13, 2016. IFRS 16 - Leases applies to an entity's first annual IFRS financial statements for a period beginning on or after January 1, 2019. IFRS 16 - Leases amends the definition of what constitutes a lease to be a contract that conveys the right to control the use of an identified asset if the lessee has both (i) the right to obtain substantially all of the economic benefits from the use of the identified asset and (ii) the right to direct the use of the identified asset throughout the period of use. We have determined that our existing pool and time charter-out arrangements meet the definition of leases under IFRS 16 - Leases , with the Company as lessor, on the basis that the pool or charterer enters into transportation contracts with their customers, and thereby enjoys the economic benefits derived from such arrangements. Furthermore, the pool or charterer can direct the use of a vessel (subject to certain limitations in the pool or charter agreement) throughout the period of the contract.
Moreover, under IFRS 16 - Leases , we are also required to identify the lease and non-lease components of revenue and account for each component in accordance with the applicable accounting standard. In time charter-out or pool arrangements, we have determined that the lease component is the vessel and the non-lease component is the technical management services provided to operate the vessel. Each component is quantified on the basis of the relative stand-alone price of each lease component; and on the aggregate stand-alone price of the non-lease components.
These components are accounted for as follows:

•	All fixed lease revenue earned under these arrangements is recognized on a straight-line basis over the term of the lease.

•	Lease revenue earned under our pool arrangements is recognized as it is earned, since it is 100% variable.

•
The non-lease component is accounted for as services revenue under IFRS 15 - Revenue from Contracts with Customers. This revenue is recognized “over time” as the customer (i.e. the pool or the charterer) is simultaneously receiving and consuming the benefits of the service.

IFRS 16 - Leases also amends the existing accounting standards to require lessees to recognize, on a discounted basis, the rights and obligations created by the commitment to lease assets on the balance sheet, unless the term of the lease is 12 months or less. Accordingly, the standard resulted in the recognition of right-of-use assets and corresponding liabilities, on the basis of the discounted remaining future minimum lease payments, relating to the existing bareboat chartered-in vessel commitments for three bareboat chartered-in vessels, which are scheduled to expire in April 2025.  Upon transition, a lessee shall apply IFRS 16- Leases to its leases either retrospectively to each prior reporting period presented (the ‘full retrospective approach’) or retrospectively with the cumulative effect of initially applying IFRS 16 - Leases recognized at the date of initial application (the ‘modified retrospective approach’).  We applied the modified retrospective approach upon transition. The impact of the application of this standard on the opening balance sheet as of January 1, 2019 was the recognition of a $48.5 million right of use asset, a $50.7 million operating lease liability and a $2.2 million reduction in retained earnings relating to these three vessels.